Income taxes (Tables)	12 Months Ended
Dec. 31, 2023
Components of income tax (expense) / credit
	Year ended December 31,
	2023	2022	2021
	US$’000	US$’000	US$’000
Current taxes (expense )
Hong Kong profits tax and the PRC EIT	(45)	-	(57)
Income tax expense	(45)	-	(57)

Deferred tax (expenses) / credit
Hong Kong and the PRC	-	(24)	147
Total deferred tax (expenses) / credit	-	(24)	147

Total (expense) / credit	(45)	(24)	90

Reconciling items from income tax
	Year ended December 31,
	2023	2022	2021
	US$’000	US$’000	US$’000

Income before income taxes	1,695	563	1,276
Computed tax using respective companies’ statutory tax rates	78	131	158
Change in valuation allowances	(79)	58	349
Under-provision for income taxes in prior years	-	-	(12)
Non-deductible expenses	(44)	(213)	(405)
Income tax (expense) / credit at effective tax rate	(45)	(24)	90

Components of deferred tax assets
	December 31,
	2023	2022
	US$’000	US$’000

Tax losses	572	649
Temporary differences	-	-
Less: Valuation allowances	(469)	(541)
Net deferred tax assets	103	108

ZHEJIANG TIANLAN
Components of income tax (expense) / credit
	Year ended December 31,
	2023	2022	2021
	RMB’000	RMB’000	RMB’000

Current tax expense / (credit)
PRC EIT	7,340	(7)	(32)

Income tax expense / (credit)	7,340	(7)	(32)

Deferred tax expense / (credit)	8,729	(361)	(666)

Total deferred tax expense / (credit)	8,729	(361)	(666)

Total expense / (credit)	16,069	(368)	(698)

Reconciling items from income tax
	Year ended December 31,
	2023	2022	2021
	RMB’000	RMB’000	RMB’000

Income before income tax	86,606	15,398	12,880
Computed tax using respective companies’ statutory tax rates	12,991	2,309	1,932
(Over)-provision for income tax in prior years	(591)	(69)	(39)
Temporary differences	2,931	2,089	401
Tax effect of revenue not subject to tax		3	-
Tax effect of expenses not deductible for tax purposes	4,472	500	286
Tax effect of special deduction for research and development costs	(3,734)	(5,257)	(3,263)
Others		57	15
Income taxes expense /(credit) at effective tax rate	16,069	(368)	(698)

Components of deferred tax assets
	December 31,
	2023	2022
	RMB’000	RMB’000

Allowance for doubtful accounts	4,218	5,680
Deferred government grant	213	154
Impairment losses on assets	1,508	5,978
Tax losses	-	2,854

Total deferred tax assets	5,939	14,666